Countervailing ("CVD") and antidumping ("ADD") duty dispute - Impact on results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Cash deposits paid	$ (132)	$ (161)
Adjust to West Fraser Estimated ADD rate	(69)	9
Effective duty expense for period	(201)	(152)
Duty recovery attributable to AR1	0	95
Duty recovery attributable to AR2	55	0
Duty expense	(146)	(57)
Interest income on duty deposits attributable to West Fraser Estimated rate adjustments	2	2
Interest income on the AR1 and AR2 duty deposits receivable	7	11
Interest income on duty deposits	$ 9	$ 13
Antidumping and Countervailing Combine Rates	19.39%
Effective Date Nine
Disclosure of contingent liabilities [line items]
Antidumping and Countervailing Combine Rates	11.86%
Effective Date Ten
Disclosure of contingent liabilities [line items]
Antidumping and Countervailing Combine Rates	10.97%
AR3 POI | Effective Date Six
Disclosure of contingent liabilities [line items]
Antidumping and Countervailing Combine Rates	23.56%
AR3 POI | Effective Date Seven
Disclosure of contingent liabilities [line items]
Antidumping and Countervailing Combine Rates	8.97%
AR3 POI | Effective Date Eleven
Disclosure of contingent liabilities [line items]
Antidumping and Countervailing Combine Rates	21.39%
AR4 POI | Effective Date Nine
Disclosure of contingent liabilities [line items]
Antidumping and Countervailing Combine Rates	11.12%
AR4 POI | Effective Date Eight
Disclosure of contingent liabilities [line items]
Antidumping and Countervailing Combine Rates	14.37%